SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk and Significant Vendors (Details)	12 Months Ended
	Jun. 30, 2024 customer contract	Jun. 30, 2023 contract customer	Jun. 30, 2022 contract customer
Revenue
Concentration of Credit Risk and Significant Vendors
Number of consumers	0	1	1
Accounts receivable
Concentration of Credit Risk and Significant Vendors
Number of consumers		0	0
Cost of sales
Concentration of Credit Risk and Significant Vendors
Number of contractors | contract	1	0	0